Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2016
Short-Term Debt [Line Items]
Total notes payables	$ 1,737,000	$ 961,000	$ 2,398,000
Less: current portion	(1,737,000)	(961,000)	(188,000)
Notes payable — long-term portion			197,000
Previously Reported [Member]
Short-Term Debt [Line Items]
Less: current portion			(2,201,000)
Paycheck Protection Program Loans [Member]
Short-Term Debt [Line Items]
Interest rate		1.00%
Total notes payables		$ 0	447,000
Note payable to Dept. of Economic and Community Development [Member]
Short-Term Debt [Line Items]
Interest rate		3.00%		3.00%
Total notes payables		$ 0
Notes Payable To Wells Fargo [Member]
Short-Term Debt [Line Items]
Interest rate		3.40%
Total notes payables		$ 0	183,000
Short term bank credit [Member]
Short-Term Debt [Line Items]
Interest rate	4.40%	4.40%
Total notes payables	$ 1,726,000	$ 949,000	1,404,000
Financed Receivables [Member]
Short-Term Debt [Line Items]
Total notes payables			197,000
Other Short-term Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate	3.00%	3.00%
Total notes payables	$ 11,000	$ 12,000	$ 167,000